Going Concern Uncertainty and Management’s Plan	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Going Concern Uncertainty and Management’s Plan [Abstract]
GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

2. GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had a net loss of $5,534,069 for the three months ended December 31, 2025. The Company has generated limited revenue, which commenced in December 2025, and has historically relied primarily on funding from Citius Pharma to finance its operations. At December 31, 2025, the Company had $7,295,451 in cash and a negative working capital of $7.6 million.

On December 10, 2025, Citius Oncology completed an offering of 1,284,404 shares of common stock at $1.09 per share and pre-funded warrants to purchase 15,229,358 shares of its common stock at $1.0899 per warrant. The pre-funded warrants have an exercise price of $0.0001 per share. Gross proceeds from the offering, before deducting placement agent fees and other estimated offering expenses, were approximately $18.0 million. The net proceeds from the offering were approximately $15.1 million, after deducting placement agent fees and other offering expenses.

We expect that we will have sufficient funds to continue our operations through May 2026. We will need to raise additional capital in the future to support our operations beyond May 2026, which raises substantial doubt about our ability to continue as a going concern within one year after the date that the accompanying financial statements are issued.

The Company plans to continue to rely partially on funding from Citius Pharma, to raise capital through equity financings from outside investors and to generate revenue from sales of LYMPHIR. Both the Company and Citius Pharma are actively engaged in capital raising efforts to extend the cash runway. The Company also has retained Jefferies LLC as its exclusive financial advisor in evaluating strategic alternatives aimed at maximizing shareholder value. There is no assurance, however, that Citius Pharma will have the resources to assist in funding the Company, that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company or that the Company will find strategic partners or generate substantial revenue from the sale of LYMPHIR. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of the above uncertainty.

2. GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We had a net loss of $24,761,369 and $21,148,747 for the years ended September 30, 2025 and 2024, respectively. We have no revenue and have relied on funding from Citius Pharma to finance our operations. At September 30, 2025, we had $3,924,908 in cash and a negative working capital of $21,948,698. Citius Pharma and Citius Oncology have sufficient capital to fund Citius Oncology through March 2026 which raises substantial doubt about our ability to continue as a going concern within one year after the date that the accompanying financial statements are issued.

During the three months ended September 30, 2025, we raised net proceeds of $15,166,842 from the sale of common stock.

We plan to continue to rely on funding from Citius Pharma, to raise capital through equity financings from outside investors and to generate revenue from the future sales of LYMPHIR. Both the Company and Citius Pharma are actively engaged in capital raising efforts to extend the cash runway. We retained Jeffries LLC as our exclusive financial advisor in evaluating strategic alternatives aimed at maximizing shareholder value. There is no assurance, however, that Citius Pharma will have the resources to continue funding us, that we will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to us, or that the we will find strategic partners, or generate substantial revenue from the sale of LYMPHIR. The accompanying financial statements do not include any adjustments that might result from the outcome of the above uncertainty.